Biological Assets - Schedule of Fair Value Hierarchy (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Level 3 [Member] | Sugarcane [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	R$ 149,437	R$ 30,137
Level 3 [Member] | Grains [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	45,474	27,209
Level 3 [Member] | Cotton [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	42,612	61,531
Level 2 [Member] | Cattle [Member]
Schedule of Fair Value Hierarchy [Line Items]
Total	R$ 53,518	R$ 41,055